Investment Properties - Summary of Maturity Analysis Of Operating Lease Payments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 8,474,870	$ 275,784	$ 9,500,632
Year 1 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,683,010	54,768	1,693,659
Year 2 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,380,058	44,909	1,405,450
Year 3 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,119,779	36,439	1,210,891
Year 4 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	990,867	32,244	1,019,498
Year 5 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	808,851	26,321	929,609
Year 6 onwards [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 2,492,305	$ 81,103	$ 3,241,525